                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josephine Diviney
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Josephine Diviney           Rockland, DE      04/19/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              N/A
                                        --------------------

Form 13F Information Table Entry Total:          56
                                        --------------------

Form 13F Information Table Value Total:     $82,455,336
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                          GREENVILLE CAPITAL MANAGEMENT
                                    13F REPORT             March 31, 2007

COMMON STOCK                             CUSIP             VALUE        QUANTITY   DISCRETION
---------------------------------------------------------------------------------------------
AAR Corporation                          000361105          1,799,681     66,110      X
APAC Customer Services, Inc.             00185E106          1,525,110    328,665      X
Allion Healthcare, Inc.                  019615103            961,548    237,375      X
Amerisafe, Inc.                          03071H100          1,700,786     91,269      X
Anadigics, Inc.                          032515108          2,123,839    181,433      X
AngioDynamics, Inc.                      03475v101          1,460,331     87,515      X
Argonaut Group, Inc.                     040157109          1,989,225     62,184      X
BE Aerospace, Inc.                       073302101          1,867,737     59,660      X
Builders FirstSource, Inc.               12008R107          1,415,860     89,278      X
Coherent, Inc.                           192479103          1,646,128     52,444      X
Comtech Telecommunications Corp.         205826209          1,861,781     48,665      X
Conn's, Inc.                             208242107          1,828,106     74,976      X
Cosi, Inc.                               22122P101            799,330    145,219      X
CyberSource, Corp.                       23251J106          1,722,968    139,618      X
DealerTrack Holdings, Inc.               242309102          1,733,862     57,089      X
Dollar Financial Corporation             256664103          1,283,755     51,380      X
Emergency Medical Services Corporation   29100P102          1,915,166     65,835      X
EscoTechnologies, Inc.                   296315104          1,439,087     32,465      X
Excel Tech Inc.                          30067T103          1,657,418     61,425      X
First Cash Financial Services, Inc.      31942D107          1,316,956     59,840      X
Gulfport Energy Corporation              402635304            843,237     63,889      X
HMS Holdings Corporation                 40425J101          1,605,909     74,231      X
Harbin Electric Inc.                     41145W109          1,238,497     99,863      X
Hollywood Media Corporation              436233100            777,625    178,757      X
Home Bancshares, Inc.                    436893200            845,231     38,805      X
Hub International Ltd.                   44332P101          1,966,438     47,726      X
IXYS Corporation                         46600W106          1,510,339    149,375      X
MICROS Systems, Inc.                     594901100          1,743,658     32,664      X
MapInfo Corp.                            565105103          1,223,814     61,475      X
Marten Transport, Ltd.                   573075108          1,822,347    116,355      X
Matrixx Initiatives, Inc.                57685L105            794,537     49,392      X
Merit Medical Systems                    589889104          1,807,871    145,595      X
Mueller Water Products, Inc-B            624758207            715,336     54,032      X
OPNET Technologies, Inc.                 683757108          1,201,161     89,960      X
OmniVision Technologies, Inc.            682128103          1,327,042    104,024      X
Power-One, Inc.                          739308104          1,583,096    279,352      X
Primus Guaranty, Ltd.                    G72457107          1,629,707    134,095      X
Providence Service Corporation           743815102          2,603,737    111,149      X
Radiation Therapy Services, Inc.         750323206          1,493,027     49,352      X
Regeneration Technology, Inc.            75886N100            841,109    117,265      X
Rudolph Technology Corporation           781270103            538,395     31,253      X
Rush Enterprises, Inc. Cl A              781846209          2,405,109    126,746      X
Stratasys, Inc.                          862685104          2,459,667     58,348      X
Superior Bancorp                         86806M106          1,204,781    112,865      X
Superior Energy Services, Inc.           868157108            906,812     26,652      X
TeleTech Holdings, Inc.                  879939106          1,831,277     50,525      X
Tessera Technologies, Inc.               88164L100          1,162,909     29,570      X
TradeStation Group, Inc.                 89267P105            656,164     52,661      X
Transaction Systems Architects, Inc.     893416107          1,716,785     53,711      X
Triangle Capital Corporation             895848109            788,906     58,495      X
U.S. Home Systems, Inc                   90335C100            979,878     77,701      X
Ultra Clean Holdings, Inc.               90385V107          1,254,148     73,375      X
Ultralife Batteries, Inc.                903899102          2,422,016    226,806      X
VASCO Data Security International, Inc.  92230Y104          1,285,337     72,805      X
Vitran Corporation, Inc.                 92850E107          1,514,267     78,282      X
ev3, Inc.                                26928A200          1,706,498     87,545      X

                                       56                  82,455,336    5207141